Other Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Other Liabilities [Line Items]
Accrued liabilities for product warranty, excluding current portion	¥ 104,584		¥ 89,738
Pension and other postretirement benefits	622,462	[1]	591,486	[1]
Deferred income taxes	615,879		526,299
Other	287,160		247,414
Total other liabilities	¥ 1,630,085		¥ 1,454,937

[1]	The amount at March 31, 2012 has been corrected from the amount previously disclosed, see note 1(w).